ADVANCES FROM CLIENTS	12 Months Ended
Dec. 31, 2017
ADVANCES FROM CLIENTS
ADVANCES FROM CLIENTS

NOTE 21 - ADVANCES FROM CLIENTS

	12/31/2017	12/31/2016
CURRENT
Early sale of energy - ALBRAS	68,738	60,504
Early sale of energy - BTG PACTUAL	10,153	—
Customer advances - PROINFA	575,962	560,277

	654,853	620,781

NON-CURRENT
Early sale of energy - ALBRAS	519,391	592,215

	519,391	592,215

TOTAL	1,174,244	1,212,996

I — ALBRAS

The subsidiary Eletronorte entered into an eletricity sell aggrement with ALBRÁS in 2004 for supply during a 20-year period, at an average of 750 MW*/month, by December 2006, and an average of 800 MW*/month from January 2007 to December 2024, using the UHE Tucuruí balance rate as a parameter, plus an added premium, calculated based on the price of aluminum on the London Metal Exchange (LME), England. This price establishment became an embedded derivative (See Note 44).

Based on these conditions, ALBRAS made advance purchase of electricity credits, with advance payment of R$ 1,200,000, which was established as a credit, in MW, of an average of 43 MW*/month from June 2004 to December 2006 and average of 46 MW/month from January 2007 to December 2024, to be amortized during the period of supply, in monthly portions expressed in those average MW, according to the rate in force in the billing month, as detailed below:

Contract dates
Customer	Initial	Final	Volume in Average Megawatts (MW)
Albrás	07/01/2004	12/31/2024	750 until 12/31/2006 and 800 from 01/01/2007
Alcoa	07/01/2004	03/31/2014	from 304 to 328
BHP	07/01/2004	12/31/2024	from 353.08 to 492

The position and movement of this liability are demonstrated as follows:

Balance on 12/31/2016	Amortizations performed	Gains	Balance on 12/31/2017	Current	Non-current

652,719	(82,977)	18,387	588,129	68,738	519,391

Balance on 12/31/2015	Amortizations performed	Gains	Balance on 12/31/2016	Current	Non-current

713,914	(66,867)	5,672	652,719	60,504	592,215

Balance on 12/31/2014	Amortizations performed	Gains	Balance on 12/31/2015	Current	Non-current

771,264	(54,068)	(3,282)	713,914	54,832	659,082

II — PROINFA

PROINFA, established by Law 10,438/2002 and amendments thereto, has the purpose of diversifying the Brazilian energy matrix with the use of renewable energy sources, through economic leveraging of available resources and applicable technologies.

The Company ensures the purchase of the electricity produced for a 20-year period, beginning in 2006, and transfers this energy to the distribution concessionaires, free consumers, and independent producers, excluding low-income consumers, in the proportion of their consumption.

The distribution and transmission concessionaires pay the Company the value of energy in shares, equal to the cost corresponding to the interest held by captive consumers, free consumers, and independent producers connected to their installations, in twelfths, in the month prior to that of the energy consumption.

The operations relating to the purchase and sale of energy in the context of PROINFA do not affect the results of the Company.

(*) Not examined by independent auditors